Revenue	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Revenues
3)	REVENUES

Cemex’s revenues are mainly originated from the sale and distribution of cement, ready-mix
concrete, aggregates and other construction materials and services, including urbanization solutions, and are recognized at a point in time or over time in the amount of the price, before tax on sales, expected to be received for goods and services supplied due to ordinary activities, as contractual performance obligations are fulfilled, and control of goods and services passes to the customer. Cemex grants credit for terms ranging generally from 15 to 90 days depending on the type and risk of each customer. For the years ended December 31, 2024, 2023 and 2022, revenues were as follows:

	2024	2023	2022
From the sale of goods associated to Cemex’s main activities 1	$15,732	16,103	14,293
From maritime trade and the sale of other goods and services 2	468	451	413

	$16,200	16,554	14,706

1	During the reported periods, revenues recognized over time under construction contracts were not significant.

2
Refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit, among other minor revenues generated by subsidiaries not individually significant operating in different lines of business.

Information of revenues by reportable segment and line of business for the years 2024, 2023 and 2022 is presented in note 4.3.
As of December 31, 2024 and 2023, amounts receivable for progress billings and advances received from customers of construction contracts were not significant. Moreover, for the years 2024, 2023 and 2022, revenues and costs related to construction contracts in progress were not significant.
Certain promotions and/or discounts and rebates offered as part of the sale transaction, result in that a portion of the transaction price should be allocated to such commercial incentives as separate performance obligations, recognized as contract liabilities with customers, and deferred to the statement of income during the period in which the incentive is exercised by the customer or until it expires. For the years ended December 31, 2024, 2023 and 2022 changes in the balance of contract liabilities with customers were as follows:

	2024	2023	2022
Opening balance of contract liabilities with customers	$384	293	257
Increase during the period for new transactions	476	801	1,083
Decrease during the period for exercise or expiration of incentives	(576)	(717)	(1,045)
Currency translation effects	(15)	7	(2)

Closing balance of contract liabilities with customers	$269	384	293

For the years 2024, 2023 and 2022, any costs capitalized as contract fulfillment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
were not significant.